Fixed assets - Impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	€ (17)	€ (30)	€ 73
France (excluding Enterprise), operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	(1)	(15)
International Carriers & Shared Services
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	(2)	(7)
Poland subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	(11)	(7)	(12)
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	1	1	89
Other cash generating units excluding Niger, Democratic Republic of the Congo, and Egypt [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of fixed assets	€ (2)	€ (2)	€ (4)